SEGMENT INFORMATION (Details) In Thousands	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)	Dec. 31, 2009 EUR (€)	Dec. 31, 2008 EUR (€)	Dec. 31, 2010 Retail Banking [Member] EUR (€)		Dec. 31, 2009 Retail Banking [Member] EUR (€)		Dec. 31, 2008 Retail Banking [Member] EUR (€)	Dec. 31, 2010 Corporate And Investment Banking [Member] EUR (€)		Dec. 31, 2009 Corporate And Investment Banking [Member] EUR (€)		Dec. 31, 2008 Corporate And Investment Banking [Member] EUR (€)	Dec. 31, 2010 Global Markets And Asset Management [Member] EUR (€)		Dec. 31, 2009 Global Markets And Asset Management [Member] EUR (€)		Dec. 31, 2008 Global Markets And Asset Management [Member] EUR (€)	Dec. 31, 2010 Insurance [Member] EUR (€)		Dec. 31, 2009 Insurance [Member] EUR (€)		Dec. 31, 2008 Insurance [Member] EUR (€)	Dec. 31, 2010 International [Member] EUR (€)		Dec. 31, 2009 International [Member] EUR (€)		Dec. 31, 2008 International [Member] EUR (€)	Dec. 31, 2010 Turkish Operations [Member] EUR (€)		Dec. 31, 2009 Turkish Operations [Member] EUR (€)		Dec. 31, 2008 Turkish Operations [Member] EUR (€)	Dec. 31, 2010 Other Business Segment [Member] EUR (€)		Dec. 31, 2009 Other Business Segment [Member] EUR (€)		Dec. 31, 2008 Other Business Segment [Member] EUR (€)	Dec. 31, 2010 Domestic Assets Revenues Income Loss Before Tax Net Income Attibutable To Shareholders [Membe]r EUR (€)	Dec. 31, 2009 Domestic Assets Revenues Income Loss Before Tax Net Income Attibutable To Shareholders [Membe]r EUR (€)	Dec. 31, 2008 Domestic Assets Revenues Income Loss Before Tax Net Income Attibutable To Shareholders [Membe]r EUR (€)	Dec. 31, 2010 Foreign Assets Revenues Income Loss Before Tax Net Income Attibutable To Shareholders [Member] EUR (€)	Dec. 31, 2009 Foreign Assets Revenues Income Loss Before Tax Net Income Attibutable To Shareholders [Member] EUR (€)	Dec. 31, 2008 Foreign Assets Revenues Income Loss Before Tax Net Income Attibutable To Shareholders [Member] EUR (€)	Dec. 31, 2010 Group Assets Revenues Income Loss Before Tax Net Income Attibutable To Shareholders [Member] EUR (€)	Dec. 31, 2009 Group Assets Revenues Income Loss Before Tax Net Income Attibutable To Shareholders [Member] EUR (€)	Dec. 31, 2008 Group Assets Revenues Income Loss Before Tax Net Income Attibutable To Shareholders [Member] EUR (€)
Segment Reporting Information Line Items
Net interest income					€ 1,368,231		€ 1,402,316		€ 1,718,379	€ 621,918		€ 536,138		€ 324,967	€ 472,177		€ 584,022		€ 200,908	€ 54,066		€ 48,832		€ 46,097	€ 461,836		€ 488,762		€ 454,389	€ 1,053,634		€ 968,856		€ 872,623	€ 116,095		€ (62,611)		€ (37,829)
Net fee and commission income					127,788		166,243		189,667	77,841		72,270		65,826	37,556		95,488		113,335	8,054		3,872		6,414	102,260		94,040		106,583	262,723		228,546		291,839	(6,297)		(71)		(1,595)
Other					(25,223)		(26,448)		1,087	(73,770)		(67,169)		(62,487)	(205,549)		268,099		172,794	101,146		149,498		142,412	28,456		17,873		60,680	47,939		96,860		37,399	8,595		11,679		222,343
Total operating income					1,470,796		1,542,111		1,909,133	625,989		541,239		328,306	304,184		947,609		487,037	163,266		202,202		194,923	592,552		600,675		621,652	1,364,296		1,294,262		1,201,861	118,393		(51,003)		182,919
Direct costs					(683,711)		(670,025)		(630,072)	(53,058)		(53,509)		(46,005)	(77,823)		(79,390)		(83,807)	(159,653)		(182,192)		(172,360)	(300,583)		(302,526)		(309,286)	(659,239)		(523,994)		(564,677)	(160,099)		(255,232)		(226,795)
Allocated costs and provisions					(1,155,003)		(798,813)		(565,018)	(259,477)		(207,704)		(86,039)	(60,472)		(190,290)		(32,679)	(37,603)		(70,431)		(2,147)	(209,568)		(189,914)		(83,730)	(144,586)		(250,085)		(114,750)	(42,569)		(51,042)		(42,520)
Share of profit of associates					0		0		0	0		0		0	310		(1,429)		(468)	903		560		595	1,055		783		440	289		(190)		0	(959)		393		(29,499)
Segment assets		120,137,237	113,030,484	100,950,520	30,079,448		31,961,306		28,511,304	18,957,278		18,639,070		18,429,200	29,793,880		26,859,396		23,312,965	3,052,124		2,851,745		2,380,694	10,506,104		11,446,389		11,073,694	20,619,183		15,819,570		14,451,982	7,129,220		5,453,008		2,790,681
Tax assets		607,368	363,699	372,722
Depreciation, amortisation					19,746	[1]	20,096	[2]	16,820	1,291	[1]	1,021	[2]	807	5,968	[1]	3,538	[2]	7,597	9,698	[1]	9,127	[2]	9,364	35,483	[1]	32,688	[2]	28,139	53,633	[1]	42,186	[2]	40,011	101,441	[1]	104,784	[2]	88,167
Credit provisions and other impairment charges					796,593		442,576		259,493	204,037		151,257		42,581	39,865		171,804		15,151	36,987		69,813		1,586	209,528		189,914		83,730	144,586		250,085		114,750	18,731		28,196		20,340
Non-current asset additions					8,730		14,814		33,035	13,254		634		412	4,093		11,741		3,766	5,137		8,289		8,213	52,360		62,445		59,747	67,704		58,782		69,118	105,934		115,725		205,156
Reconciliation Of Profit Before Tax [Abstract]
Profit before tax		637,630	1,252,065	1,937,014
Dividend paid and transactions on financial instruments classified within equity under IFRS		(369)	186,289	252,706
Hedging of Interest Rate Risk and Net Investment Hedge		(693,471)	(430,170)	(885,202)
Fixed assets measurement difference		8,733	26,810	31,761
Effective Interest Rate income recognition method		(40,776)	(88,820)	(77,446)
Redeemable non-controlling interests		29,636	(1,282)	(11,260)
Foreign exchange differences on AFS debt securities		(78,220)	28,800	(97,381)
Difference of equity in earnings of investees		1,797	(21,515)	8,268
Impairment of AFS securities		(23,979)	(120,538)	0
Other		8,667	(21,734)	(13,291)
Income (loss) before income tax expense		(150,352)	809,905	1,145,169
Total assets	170,809,807	118,815,302	113,184,158																																					83,840,637	82,002,985	72,775,920	34,974,665	31,181,173	29,073,255	118,815,302	113,184,158	101,849,175
Total revenues																																								3,776,289	4,818,134	4,846,981	3,155,711	3,132,746	3,392,662	6,932,000	7,950,880	8,239,643
Income/(loss) before income tax expense	(216,148)	(150,352)	809,905	1,145,169																																				(786,711)	242,903	480,453	636,359	567,002	664,716	(150,352)	809,905	1,145,169
Net income / (loss) attributable to NBG shareholders	$ (385,368)	€ (268,061)	€ 527,049	€ 821,424

[1]	Includes depreciation and amortisation on investment property, property & equipment, software & other intangible assets and amortisation and write-offs of intangible assets recognised on business combinations.
[2]	Commitments to extend credit at December 31, 2009 and 2010 include amounts of EUR 1,597 million and EUR 901 million respectively, which cannot be cancelled without certain conditions being met at any time and without notice, or for which automatic cancellation due to credit deterioration of the borrower is not allowed. Such commitments are included in the Risk Weighted Assets calculation under regulatory rules currently in force.